Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
32. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or "CODM") in assessing performance and in determining the allocation of resources.
The CODM consider the business from both a geographic and product perspective and assess the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include earnings (loss) from mine operations, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2022, Eldorado had five reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine. The Turkiye reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkiye. The Canada reporting segment includes the Lamaque operations and exploration activities in Canada. The Greece reporting segment includes the Olympias mine, the Skouries and Perama Hill projects and exploration activities in Greece. The Greece segment also includes the Stratoni mine and mill, which transitioned to care and maintenance during 2022. The Romania reporting segment includes the Certej project and exploration activities in Romania, and is classified as a disposal group held for sale at December 31, 2022. The Brazil reporting segment included the Tocantinzinho project and exploration activities up until the sale of Tocantinzinho in October 2021. Other reporting segment includes operations of Eldorado’s corporate offices.
Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the different reporting segments share similar economic characteristics and have been aggregated accordingly.
32. Segment information (continued)

As at and for the year ended December 31, 2022	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$398,602	$312,962	$160,420	$—	$—	$871,984
Production costs	193,214	116,723	149,649	—	—	459,586
Depreciation and amortization	116,076	71,974	52,135	—	—	240,185
Earnings (loss) from mine operations	$89,312	$124,265	$(41,364)	$—	$—	$172,213

Other significant items of income and expense
Write-down (reversal) of assets	$33,143	$—	$(1,325)	$—	$681	$32,499
Exploration and evaluation expenses	4,180	12,363	749	—	2,343	19,635
Mine standby costs	—	—	34,367	—	—	34,367
Income tax expense (recovery)	30,366	31,441	13,924	—	(14,507)	61,224
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	377,485	—	377,485

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$128,797	$80,839	$82,989	$—	$13,185	$305,810

Information about assets and liabilities
Property, plant and equipment	$823,125	$711,178	$2,046,759	$—	$15,200	$3,596,262
Goodwill	—	92,591	—	—	—	92,591
	$823,125	$803,769	$2,046,759	$—	$15,200	$3,688,853

Debt, including current portion	$—	$—	$—	$—	$494,414	$494,414

* Discontinued Operations (Note 6 (a)).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
32. Segment information (continued)

As at and for the year ended December 31, 2021	Turkiye	Canada	Greece	Romania*	Brazil*	Other	Total

Earnings and loss information
Revenue	$486,069	$273,358	$181,487	$—	$—	$—	$940,914
Production costs	189,841	98,987	160,920	—	—	—	449,748
Depreciation and amortization	91,728	60,622	48,608	—	—	—	200,958
Earnings (loss) from mine operations	$204,500	$113,749	$(28,041)	$—	$—	$—	$290,208

Other significant items of income and expense
Impairment (Note 12)	$—	$—	$13,926	$—	$—	$—	$13,926
Write-down (reversal) of assets	3,442	(2)	5,666	—	—	—	9,106
Exploration and evaluation expenses	4,384	7,885	573	—	—	1,944	14,786
Mine standby costs	4	714	14,633	—	—	—	15,351
Income tax expense	93,144	36,622	8,307	—	—	—	138,073
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	8,295	146,802	—	155,097

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$136,587	$89,402	$59,965	$—	$—	$6,815	$292,769

Information about assets and liabilities
Property, plant and equipment	$841,000	$704,663	$2,018,440	$423,503	$—	$15,605	$4,003,211
Goodwill	—	92,591	—	—	—	—	92,591
	$841,000	$797,254	$2,018,440	$423,503	$—	$15,605	$4,095,802

Debt, including current portion	$—	$—	$—	$—	$—	$489,763	$489,763

* Discontinued Operations (Note 6 (a), Note 6 (b)).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
The Turkiye segment derives its revenues from sales of gold and silver. The Greece segment derives its revenue from sales of gold, zinc and lead-silver concentrates. The Canadian segment derives its revenue from sales of gold and silver. For the year ended December 31, 2022, revenue from one customer of the Company’s Turkiye segment represents approximately $243,257 (2021 – $319,340) of the Company’s total revenue. For the Company's Canadian segment, one customer accounted for revenue of $311,056 (2021 – $272,857). Additionally, $90,650 of revenue (2021 – $25,435) from the Company's Turkiye and Greece segments was derived from a third customer.